Condensed Interim Consolidated Statements of Financial Position (Unaudited) - CAD ($)	Sep. 30, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash	$ 8,853,296	$ 5,162,991
Prepaid expenses	1,885,044	470,725
Other receivables	495,370	804,630
TOTAL CURRENT ASSETS	11,233,710	6,438,346
NON-CURRENT ASSETS
Exploration and evaluation assets	44,692,577	31,823,982
Property, plant and equipment	5,792,943	3,394,670
TOTAL NON-CURRENT ASSETS	50,485,520	35,218,652
TOTAL ASSETS	61,719,230	41,656,998
CURRENT LIABILITIES
Trade payables and accrued liabilities	3,148,177	4,025,716
Current portion of lease liability	1,892,504	1,365,697
Promissory note		7,070,959
TOTAL CURRENT LIABILITIES	5,040,681	12,462,372
NON-CURRENT LIABILITIES
Vehicle financing	165,019	164,644
Provision for leave and severance	435,045	177,941
Term loan	12,916,710
Lease liability		1,365,697
NSR option liability	2,750,000
Deferred share units liability	856,524	298,000
TOTAL NON-CURRENT LIABILITIES	17,123,298	2,006,282
TOTAL LIABILITIES	22,163,979	14,468,654
SHAREHOLDERS’ EQUITY
Share capital – common	111,226,156	91,144,268
Share capital – preferred	31,516	31,516
Reserve	18,987,978	15,257,140
Deficit	(87,222,991)	(78,092,605)
Foreign currency translation reserve	(3,467,408)	(1,151,975)
TOTAL SHAREHOLDERS’ EQUITY	39,555,251	27,188,344
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 61,719,230	$ 41,656,998